Provision for Loss for Insurance Risks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Professional Malpractice Liability Insurance
Malpractice Insurance [Line Items]
Continuing operations	$ 59,190	$ 53,564	$ 50,079
Discontinued operations	8,073	31,061	26,420
Workers compensation
Malpractice Insurance [Line Items]
Continuing operations	36,152	37,369	40,103
Discontinued operations	$ 2,110	$ 11,976	$ 18,729